Harbor Commodity All-Weather Strategy ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Harbor Commodity All-Weather Strategy ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	19.70%	9.55%	1.98%